Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions
Note 20 - Related Party Transactions
a) Transactions with entities over which we have significant influence
We provided three rigs on a bareboat basis to Perfomex to service its contracts with Opex and two rigs on a bareboat basis to Perfomex II to service its contract with Akal. Perfomex and Perfomex II provided the jack-up rigs under traditional dayrate and technical service agreements ("DTSAs") to Opex and Akal, respectively. This structure enabled Opex and Akal to provide bundled integrated well services to Pemex. Effective October 20, 2022 until December 31, 2023, we provided all five rigs on a bareboat basis to Perfomex, to service its contracts with Opex. The bareboat revenue from these contracts is recognized as "Related party revenue" in the Unaudited Condensed Consolidated Statements of Operations.
Effective January 1, 2024, Perfomex and Opex agreed to terminate the DTSAs for the jack-up rigs "Grid" and "Gersemi" and effective April 1, 2024, Perfomex and Opex agreed to terminate the DTSAs for the jack-up rigs "Galar", "Odin" and "Njord". The associated bareboat charter agreements between Perfomex and the Company were also terminated. Effective the same dates as the termination dates referenced above, the Company entered into new fixed rate bareboat charter agreements for the jack-up rigs with an unrelated party, which has agreed to provide the five rigs to service Opex's contract with Pemex. As such, effective April 1, 2024, we do not provide rigs on a bareboat basis to Perfomex (see Note 6 - Equity Method Investments and Note 14 - Leases).
For the three and six months ended June 30, 2024 and 2023, the bareboat revenues from our related parties consisted of the following:

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
(In $ millions)
Bareboat Revenue - Perfomex	10.6	32.4	35.0	62.7
Total	10.6	32.4	35	62.7
The bareboat revenue for the three months ended June 30, 2024 consisted primarily of amortization of deferred revenue associated with the acceleration of amortization of the deferred performance fee associated with the jack-up rigs "Galar", "Odin" and "Njord" as a consequence of the termination of the bareboat charter agreements between Perfomex and the Company, effective April 1, 2024.
For the three and six months ended June 30, 2024 and 2023, repayment of loans from our equity method investments consisted of the following:

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
(In $ millions)
Perfomex	—	(9.8)	—	(9.8)
Total	—	(9.8)	—	(9.8)
Receivables: The balances with the joint ventures as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
(In $ millions)
Perfomex	79.0	92.4
Perfomex II	0.4	2.6
Total	79.4	95.0

b) Transactions with Other Related Parties
Expenses: The transactions with other related parties for six months ended June 30, 2024 and 2023 consisted of the following:

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
(In $ millions)
Magni Partners Limited (1)	—	(0.1)	—	(0.2)
Drew Holdings Limited (2)	—	(0.3)	—	(1.0)
Front End Limited Company (3)	(0.8)	(0.6)	(2.2)	(1.1)
(1) Magni Partners Limited ("Magni") is a party to a Corporate Services Agreement with the Company, pursuant to which it provides strategic advice and assists in sourcing investment opportunities, financing and other such services as the Company wishes to engage, at the Company's option. There is both a fixed and variable element of the agreement, with the fixed cost element representing Magni's fixed costs and any variable element being at the Company's discretion. Mr. Tor Olav Trøim, the Chairman of our Board, is the sole owner of Magni. Effective January 1, 2024, the fixed element of the agreement was terminated, while the remaining terms of the agreement continue to remain in force.
(2) Mr. Tor Olav Trøim, the Chairman of our Board, is the sole owner of Drew Holdings Limited ("Drew"). In January 2023 Drew entered into a Share Lending Framework Agreement ("SLFA") with the Company and DNB Markets for the purposes of facilitating investors’ hedging activities in connection with the Senior Unsecured Convertible bonds due 2028. In order to make the Company's shares available for lending, and only until a certain number of new shares were issued by the Company in connection with such lending arrangement, Drew made up to 15 million shares available to DNB Markets under the SLFA to facilitate such lending to the convertible bond investors requiring such hedging activities. Under the terms of the SLFA, the Company incurred fees payable to Drew for the shares available for lending. As at December 31, 2023, Drew is no longer a party to the SLA (see Note 22 - Common Shares).
(3) Front End Limited Company ("Front End") owns 3% of Borr Arabia Well Drilling LLC, an entity that is consolidated by Borr Drilling Limited and incorporated in the Kingdom of Saudi Arabia (the "KSA"). Front End is a party to a Management Agreement with Borr Arabia Well Drilling LLC to provide management services in the KSA, for which it receives a management fee.
In addition, in January 2023, the Company recognized $1.3 million payable to Magni under a Call-off Contract to cover direct costs related to assistance in relation to the Unsecured Convertible Bonds and Secured Bonds completed in February 2023 and in November 2023, the Company recognized $1.0 million payable to Magni under a Call-off Contract to cover direct costs related to assistance in relation to 2028 and 2030 Notes completed in November 2023. As these costs are directly attributable to the issuance of these bonds, these amounts were recognized as deferred finance charges, presented as a reduction to the carrying value of the associated facilities and are amortized over the term of the facilities as "Interest Expense" in the Unaudited Condensed Consolidated Statements of Operations.